GOODWILL AND OTHER INTANGIBLE ASSETS (Details - Patents) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Patents, net	$ 215,392	$ 253,663
DPTI Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Patents	904,269	904,269
Less: accumulated amortization	688,877	650,606
Patents, net	$ 215,392	$ 253,663